28. Transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 27, 2020
Disclosure of transactions between related parties [line items]
Current liabilities	R$ 10,398,216	R$ 10,362,600
Amount of issued debt			R$ 250,000
Preferred Share [member]
Disclosure of transactions between related parties [line items]
Amount of issued debt			R$ 20,000
Air France - KLM [member]
Disclosure of transactions between related parties [line items]
Expenses with component maintenance	171,290	284,691
Suppliers [member]
Disclosure of transactions between related parties [line items]
Expense related to services	5,779	10,560
Payable to related companies	3,344	1,822
Current liabilities	R$ 72,519	R$ 142,241